Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Total Return Government Bond Fund
Entity Central Index Key	0000946868
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000024616
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Government Bond Fund
Class Name	Institutional Shares
Trading Symbol	FTRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Government Bond Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Government Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income by investing in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities (including mortgage-backed securities issued by U.S. government agencies or instrumentalities) and related derivative contracts.

Top Contributors to Performance

  Sector allocation proved beneficial to relative Fund performance, attributable to holdings of government-issued residential and commercial mortgage-backed securities.

Top Detractors from Performance

  The Fund used derivatives as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund used for these purposes were Treasury futures contracts. For the reporting period, the use of futures contracts detracted from Fund performance relative to the Index.

  Security selection detracted slightly from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Government Bond Index
2/28/2015	$10,000	$10,000	$10,000
2/29/2016	$10,218	$10,150	$10,283
2/28/2017	$10,152	$10,294	$10,165
2/28/2018	$10,151	$10,346	$10,112
2/28/2019	$10,479	$10,674	$10,437
2/29/2020	$11,641	$11,921	$11,694
2/28/2021	$11,735	$12,086	$11,689
2/28/2022	$11,422	$11,766	$11,442
2/28/2023	$10,306	$10,622	$10,303
2/29/2024	$10,495	$10,976	$10,545
2/28/2025	$11,041	$11,613	$11,067

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	5.20%	(1.05%)	1.00%
Bloomberg US Aggregate Bond IndexFootnote Reference*	5.81%	(0.52%)	1.51%
Bloomberg US Government Bond Index	4.95%	(1.10%)	1.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 200,191,838
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 98,973
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$200,191,838 Number of Investments105 Portfolio Turnover21% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)18% Total Advisory Fees Paid$98,973
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S Government Agency Securities	1.0%
Cash Equivalents	1.8%
U.S Government Agency Commerical Mortgage-Backed Securities	4.9%
U.S Treasury Securities	44.4%
U.S Government Agency Mortgage-Backed Securities	48.9%

Material Fund Change [Text Block]
C000170835
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Government Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FTGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Government Bond Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Government Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income by investing in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities (including mortgage-backed securities issued by U.S. government agencies or instrumentalities) and related derivative contracts.

Top Contributors to Performance

  Sector allocation proved beneficial to relative Fund performance, attributable to holdings of government-issued residential and commercial mortgage-backed securities.

Top Detractors from Performance

  The Fund used derivatives as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund used for these purposes were Treasury futures contracts. For the reporting period, the use of futures contracts detracted from Fund performance relative to the Index.

  Security selection detracted slightly from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Government Bond Index
2/28/2015	$10,000	$10,000	$10,000
2/29/2016	$10,200	$10,150	$10,283
2/28/2017	$10,129	$10,294	$10,165
2/28/2018	$10,129	$10,346	$10,112
2/28/2019	$10,457	$10,674	$10,437
2/29/2020	$11,617	$11,921	$11,694
2/28/2021	$11,712	$12,086	$11,689
2/28/2022	$11,401	$11,766	$11,442
2/28/2023	$10,288	$10,622	$10,303
2/29/2024	$10,467	$10,976	$10,545
2/28/2025	$11,024	$11,613	$11,067

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	5.32%	(1.04%)	0.98%
Bloomberg US Aggregate Bond IndexFootnote Reference*	5.81%	(0.52%)	1.51%
Bloomberg US Government Bond Index	4.95%	(1.10%)	1.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 200,191,838
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 98,973
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$200,191,838 Number of Investments105 Portfolio Turnover21% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)18% Total Advisory Fees Paid$98,973
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S Government Agency Securities	1.0%
Cash Equivalents	1.8%
U.S Government Agency Commerical Mortgage-Backed Securities	4.9%
U.S Treasury Securities	44.4%
U.S Government Agency Mortgage-Backed Securities	48.9%

Material Fund Change [Text Block]
C000024617
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Government Bond Fund
Class Name	Service Shares
Trading Symbol	FTGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Government Bond Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Government Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income by investing in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities (including mortgage-backed securities issued by U.S. government agencies or instrumentalities) and related derivative contracts.

Top Contributors to Performance

  Sector allocation proved beneficial to relative Fund performance, attributable to holdings of government-issued residential and commercial mortgage-backed securities.

Top Detractors from Performance

  The Fund used derivatives as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund used for these purposes were Treasury futures contracts. For the reporting period, the use of futures contracts detracted from Fund performance relative to the Index.

  Security selection detracted slightly from relative Fund performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Government Bond Index
2/28/2015	$10,000	$10,000	$10,000
2/29/2016	$10,184	$10,150	$10,283
2/28/2017	$10,084	$10,294	$10,165
2/28/2018	$10,048	$10,346	$10,112
2/28/2019	$10,338	$10,674	$10,437
2/29/2020	$11,446	$11,921	$11,694
2/28/2021	$11,499	$12,086	$11,689
2/28/2022	$11,154	$11,766	$11,442
2/28/2023	$10,030	$10,622	$10,303
2/29/2024	$10,169	$10,976	$10,545
2/28/2025	$10,673	$11,613	$11,067

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Service Shares	4.95%	(1.39%)	0.65%
Bloomberg US Aggregate Bond IndexFootnote Reference*	5.81%	(0.52%)	1.51%
Bloomberg US Government Bond Index	4.95%	(1.10%)	1.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 200,191,838
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 98,973
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$200,191,838 Number of Investments105 Portfolio Turnover21% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)18% Total Advisory Fees Paid$98,973
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S Government Agency Securities	1.0%
Cash Equivalents	1.8%
U.S Government Agency Commerical Mortgage-Backed Securities	4.9%
U.S Treasury Securities	44.4%
U.S Government Agency Mortgage-Backed Securities	48.9%

Material Fund Change [Text Block]